Personnel expenses (Tables)	12 Months Ended
Dec. 31, 2023
Personnel Expense [Abstract]
Summary of Personnel Expenses

	Note	2023	2022
Short-term employee benefits		2,007,954	2,216,769
Contributions to defined contribution plans		8,399	9,570
Current and past service costs related to defined benefit plans	16	58,537	116,506
Termination benefits		16,743	6,688
Equity-settled share-based payment transactions	21	13,451	14,648
Cash-settled share-based payment transactions	21	4,538	(1,325)
		2,109,622	2,362,856